Fair Value Disclosures - Narrative (Details) - Fair Value, Inputs, Level 3 [Member] - Risk-free rate	Dec. 31, 2022
Discounted Cash Flow
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Earn-in consideration payable, measurement input	0.068
Monte Carlo
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Payout right, measurement input	1